Average Annual Total Returns - Invesco DWA Emerging Markets Momentum ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Dorsey Wright® Emerging Markets Technical Leaders Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		Dorsey Wright® Emerging Markets Technical Leaders Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		Dorsey Wright® Emerging Markets Technical Leaders Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years		MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI Emerging Markets Index (Net)(reflects invested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	21.19%	10.82%	3.77%	20.76%	10.43%	3.62%	12.78%	8.62%	3.08%	22.67%	[1]	12.30%	[1]	5.26%	[1]	18.31%	12.81%	3.63%

[1]	The Fund has designated its Underlying Index as its broad-based index going forward as it more closely reflects the performance of the types of securities in which the Fund invests.